SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Network equipment	5 years
Office property	40 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Estimated Economic Lives of Intangible Assets
Amortization of other definite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years